UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel P. Wimsatt, CFA
Title:     Chief Investment Officer
Phone:     858.427.1437

Signature, Place, and Date of Signing:

      /s/  Daniel P. Wimsatt     Solana Beach, CA     November 10, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $29,393 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ART TECHNOLOGY GROUP INC       COM              04289L107     3447   900000 SH       SOLE                   900000        0        0
AUTOZONE INC                   COM              053332102      728     5000 SH       SOLE                     5000        0        0
CALLAWAY GOLF CO               COM              131193104     2587   350000 SH       SOLE                   350000        0        0
DIEDRICH COFFEE INC            COM NEW          253675201     1149    51000 SH       SOLE                    51000        0        0
EINSTEIN NOAH REST GROUP INC   COM              28257U104     1446   125000 SH       SOLE                   125000        0        0
GAIAM INC                      CL A             36268Q103      699   100000 SH       SOLE                   100000        0        0
HYPERCOM CORP                  COM              44913M105     3564  1200000 SH       SOLE                  1200000        0        0
JETBLUE AIRWAYS CORP           COM              477143101     1094   200000 SH       SOLE                   200000        0        0
LIVE NATION INC                COM              538034109     3420   450000 SH       SOLE                   450000        0        0
MEMC ELECTR MATLS INC          COM              552715104      785    50000 SH       SOLE                    50000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     2123   250000 SH       SOLE                   250000        0        0
NASDAQ OMX GROUP INC           COM              631103108     2018   100000 SH       SOLE                   100000        0        0
NEUTRAL TANDEM INC             COM              64128B108     1561    70000 SH       SOLE                    70000        0        0
PROSHARES TR                   PSHS REAL ESTAT  74347R552     1839   175000 SH       SOLE                   175000        0        0
RENESOLA LTD                   SPONS ADS        75971T103     1133   250000 SH       SOLE                   250000        0        0
WESTERN ALLIANCE BANCORP       COM              957638109     1800   300000 SH       SOLE                   300000        0        0